Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following as of December 31, 2017:

		Remaining
	Total	2018	2019	2020	2021	2022	Thereafter
Prescription Database	$1,071,000	$498,000	$573,000	$-	$-	$-	$-
Natesto	15,000,000	-	-	2,500,000	5,000,000	-	7,500,000
Office Lease	318,000	72,000	111,000	108,000	27,000	-	-
	$16,389,000	$570,000	$684,000	$2,608,000	$5,027,000	$-	$7,500,000

Prescription Database

In May 2016, Aytu entered into an agreement with a vendor that will provide Aytu with prescription information. Aytu agreed to pay approximately $1.9 million over three years for access to the database of prescriptions written for Natesto. The payments have been broken down into quarterly payments.

Natesto

In April 2016, the Company entered into an agreement with Acerus, whereby Aytu agreed to pay $8.0 million for the exclusive U.S. rights to Natesto (see Note 1). The first payment totaling $2.0 million was paid in April 2016, the second installment payment was paid in October 2016. The final payment totaling $4.0 million was paid in January 2017. Additionally, Aytu is required to make milestone payments to Acerus. The first milestone payment of $2.5 million must be paid even if the milestone is not reached. As of the date of this report, Aytu anticipates making the second milestone payment of $5.0 million, along with the third milestone payment of $7.5 million upon reaching the milestones.

Office Lease

In June 2015, Aytu entered into a 37-month operating lease for office space in Raleigh, North Carolina. This lease has initial base rent of $3,000 a month, with total base rent over the term of the lease of approximately $112,000. In September 2015, the Company entered into a 37-month operating lease in Englewood, Colorado. This lease has an initial base rent of $9,000 a month with a total base rent over the term of the lease of approximately $318,000. In October 2017, the Company signed an amendment to the 37-month operating lease in Englewood, Colorado. The amendment extended the lease for an additional 24 months beginning October 1, 2018. The base rent will remain at $9,000 a month. The Company recognizes rent expense on a straight-line basis over the term of each lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods was as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
	2017	2016	2017	2016

Rent expense	$35,000	$35,000	$70,000	$70,000

Note 7 – Commitments and Contingencies

Commitments and contingencies are described below and summarized by the following table as of June 30, 2017:

	Total	2018	2019	2020	2021	2022	Thereafter
Prescription database	$1,342,000	$769,000	$573,000	$-	$-	$-	$-
Natesto	15,000,000	-	-	2,500,000	5,000,000	-	7,500,000
Manufacturing/commercial supply agreements	-	-	-	-	-	-	-
Office lease	175,000	145,000	30,000	-	-	-	-
	$16,517,000	$914,000	$603,000	$2,500,000	$5,000,000	$-	$7,500,000

Prescription Database

In May 2016, Aytu entered into an agreement with a company that will provide Aytu with prescription database information, whereby Aytu agreed to pay approximately $1.9 million over three years for access to the database of prescriptions written for Natesto. The payments have been broken down into quarterly payments, the first of which was made in November 2016, the second payment was made in January 2017 and the third payment was made in April 2017.

Natesto

In April 2016, the Company entered into an agreement with Acerus whereby Aytu agreed to pay $8.0 million for the exclusive U.S. rights to Natesto (see Note 1). The first payment totaling $2.0 million was paid in April, the second installment payment was paid in October 2016. The final payment totaling $4.0 million was paid in January 2017. Additionally, Aytu is required to make the first milestone payment of $2.5 million even if the milestone is not reached and anticipates making the second milestone payment of $5.0 million along with the third milestone payment of $7.5 million.

Manufacturing/Commercial Supply Agreements

In October 2015, Aytu entered into a Master Services Agreement with Biovest International, Inc. (“Biovest”). The agreement provides that Aytu may engage Biovest from time to time to provide services in accordance with mutually agreed upon project addendums and purchase orders. Aytu expects to use the agreement from time to time for manufacturing services, including without limitation, the manufacturing, processing, quality control testing, release or storage of its products for the ProstaScint product. In September 2016, Aytu entered into a Commercial Supply Agreement with Grand River Aseptic Manufacturing, Inc. (“GRAM”). The agreement provides that Aytu may engage GRAM from time to time to provide services in accordance with mutually agreed upon work orders. As of June 30, 2017, both contracts were on hold as the Company evaluates its strategic options for the ProstaScint product. If the contracts are not restarted, Aytu does not anticipate any future liability related to either contract.

Office Lease

In June 2015, Aytu entered into a 37 month operating lease for a space in Raleigh, North Carolina. This lease has initial base rent of $3,000 a month, with total base rent over the term of the lease of approximately $112,000. In September 2015, the Company entered into a 37 month operating lease in Englewood, Colorado. This lease has an initial base rent of $9,000 a month with a total base rent over the term of the lease of approximately $318,000. The Company recognizes rental expense of the facilities on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent. Rent expense for the respective periods is as follows:

	Year Ended June 30,
	2017	2016

Rent expense	$139,000	$120,000